Segment Information (Segment Assets) (Detail) - JPY (¥) ¥ in Millions		Sep. 30, 2026		Mar. 31, 2026
Segment Reporting Information [Line Items]
Installment loans		¥ 1,534,919		¥ 1,488,263
Investment in operating leases		2,298,752		2,152,820
Investment in securities		2,972,743		3,142,498
Property under facility operations and servicing assets		766,006		779,075
Inventories		280,237		269,187
Equity method investments		2,071,044		1,304,073
Other assets		1,910,090		1,912,870
Segment Assets		15,606,595		18,002,776
Operating Segment
Segment Reporting Information [Line Items]
Net investment in leases		1,230,822		1,247,394
Installment loans		1,534,918		1,488,263
Investment in operating leases		2,305,842		2,160,578
Investment in securities		2,972,092		3,142,062
Property under facility operations and servicing assets		843,961		858,598
Inventories		279,943		268,883
Advances for finance lease and operating lease		72,623		90,241
Equity method investments		2,028,890		1,261,288
Advances for property under facility operations		126,381		127,900
Goodwill, intangible assets acquired in business combinations		1,257,997	[1]	1,301,382	[2]
Other assets	[3]	2,280,417		2,288,645
Segment Assets		14,933,886		14,235,234
Operating Segment | Japan & APAC
Segment Reporting Information [Line Items]
Net investment in leases		1,192,932		1,194,048
Installment loans		645,638		680,872
Investment in operating leases		1,130,077		1,118,843
Investment in securities		95,933		80,956
Property under facility operations and servicing assets		88,514		119,002
Inventories		47,053		45,020
Advances for finance lease and operating lease		14,431		11,317
Equity method investments		1,198,833		457,931
Advances for property under facility operations		204		4,001
Goodwill, intangible assets acquired in business combinations		364,295	[1]	384,231	[2]
Other assets	[3]	571,915		624,640
Segment Assets		5,349,825		4,720,861
Operating Segment | Infrastructure
Segment Reporting Information [Line Items]
Net investment in leases		36,065		52,913
Installment loans		37,425		35,097
Investment in operating leases		1,042,058		976,673
Investment in securities		152,193		154,105
Property under facility operations and servicing assets		669,735		656,847
Inventories		231,894		223,164
Advances for finance lease and operating lease		58,192		78,924
Equity method investments		705,094		685,773
Advances for property under facility operations		126,177		123,899
Goodwill, intangible assets acquired in business combinations		224,187	[1]	221,750	[2]
Other assets	[3]	343,309		365,927
Segment Assets		3,626,329		3,575,072
Operating Segment | USA & Europe
Segment Reporting Information [Line Items]
Net investment in leases		1,825		433
Installment loans		835,600		757,103
Investment in operating leases		107,837		39,605
Investment in securities		458,618		618,885
Property under facility operations and servicing assets		85,712		82,749
Inventories		996		699
Advances for finance lease and operating lease		0		0
Equity method investments		77,343		71,582
Advances for property under facility operations		0		0
Goodwill, intangible assets acquired in business combinations		665,063	[1]	690,949	[2]
Other assets	[3]	517,622		479,026
Segment Assets		2,750,616		2,741,031
Operating Segment | Insurance
Segment Reporting Information [Line Items]
Net investment in leases		0		0
Installment loans		16,255		15,191
Investment in operating leases		25,870		25,457
Investment in securities		2,265,348		2,288,116
Property under facility operations and servicing assets		0		0
Inventories		0		0
Advances for finance lease and operating lease		0		0
Equity method investments		47,620		46,002
Advances for property under facility operations		0		0
Goodwill, intangible assets acquired in business combinations		4,452	[1]	4,452	[2]
Other assets	[3]	847,571		819,052
Segment Assets		¥ 3,207,116		¥ 3,198,270

[1]	In USA & Europe segment, goodwill or intangible assets acquired in business combinations related to noncontrolling interests amount to ¥7,070 million, and goodwill and intangible assets acquired in business combinations related to redeemable noncontrolling interests amount to ¥44,566 million.
[2]	In USA & Europe segment, goodwill or intangible assets acquired in business combinations related to noncontrolling interests amount to ¥7,196 million, and goodwill and intangible assets acquired in business combinations related to redeemable noncontrolling interests amount to ¥47,981 million.
[3]	Other assets include cash and cash equivalents, restricted cash, allowance for credit losses, trade notes, accounts and other receivables, office facilities, loans to ORIX and its subsidiaries, reinsurance recoverables and deferred acquisition costs.